Other Assets - Summary of Other Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Financial asset
Security deposits	₨ 1,436	₨ 1,197
Other deposits	777	250
Interest receivables	1,139
Finance lease receivables	1,794	2,739
Non-current financial asset	5,146	4,186	$ 74
Non-Financial asset
Prepaid expenses including rentals for leasehold land	6,323	7,602
Cost to obtain contract	4,212
Others	5,337	4,468
Assets reclassified as held for sale		(530)
Non-current non-financial asset	15,872	11,540
Other non-current assets	21,018	15,726
Financial asset
Security deposits	1,050	1,238
Other deposits	33	59
Due from officers and employees	738	697
Finance lease receivables	1,618	2,271
Interest receivables	1,789	491
Others	9,383	2,673
Current financial asset	14,611	7,429	211
Non-Financial asset
Prepaid expenses	12,148	14,407
Due from officers and employees	871	1,175
Advance to suppliers	3,247	1,819
Deferred contract costs		3,211
Balance with excise, customs and other authorities	5,543	3,886
Cost to obtain contract	1,170
Others	107	50
Assets reclassified as held for sale		(1,381)
Current non-financial asset	23,086	23,167	$ 334
Other current assets	37,697	30,596
Total	₨ 58,715	₨ 46,322